Earnings per share/ADS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Jul. 30, 2019
Earnings Per Share [Abstract]
ADS ratio	8	8	8	8	8
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic	¥ 129,470	$ 17,841	¥ 79,741	¥ 72,509
Dilution effect on earnings arising from share-based awards operated by equity method investees and subsidiaries | ¥	(300)		(228)	(38)
Adjustments for interest expense attributable to convertible unsecured senior notes | ¥	235		0	0
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted | ¥	¥ 129,405		¥ 79,513	¥ 72,471
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares)	18,791	18,791	20,182	20,980
Adjustments for dilutive RSUs and share options (million shares)	200	200	177	134
Adjustments for convertible unsecured senior notes	327	327	0	0
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares)	19,318	19,318	20,359	21,114
Net income per ordinary share - basic (RMB) | (per share)	¥ 6.89	$ 0.95	¥ 3.95	¥ 3.46
Net income per ordinary share - diluted (RMB) | (per share)	6.7	0.92	3.91	3.43
Earnings per ADS
Net income per ADS - basic (RMB) | (per share)	55.12	7.6	31.61	27.65
Net income per ADS - diluted (RMB) | (per share)	¥ 53.59	$ 7.38	¥ 31.24	¥ 27.46